Information on Operations (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Revenue:
Net revenue	$ 131,312	$ 93,895	$ 144,685	$ 80,402	$ 16,862
Identifiable long-lived assets
Identifiable long lived assets:
Identifiable long lived assets	255,672		235,661	234,541
UNITED STATES
Net Revenue:
Net revenue	104,284	77,979	119,986	72,616	16,862
UNITED STATES | Identifiable long-lived assets
Identifiable long lived assets:
Identifiable long lived assets	182,208		183,633	192,990
UNITED KINGDOM
Net Revenue:
Net revenue	19,480	14,072	21,357	7,786
UNITED KINGDOM | Identifiable long-lived assets
Identifiable long lived assets:
Identifiable long lived assets	39,806		40,076	41,551
Other International [Member]
Net Revenue:
Net revenue	7,548	1,844	3,342
Other International [Member] | Identifiable long-lived assets
Identifiable long lived assets:
Identifiable long lived assets	$ 33,658		$ 11,952